Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b1)	(c1)	(b2)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDA excluding special items ($M)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2025	70,547,718	134,793,953	N/A	N/A	2,911,867	10,722,278	728.18	230.45	1,508	2,416
2024	22,377,036	46,489,947	N/A	N/A	4,827,575	17,267,671	387.42	162.31	1,155	1,914
2023	7,344,588	25,664,035	N/A	N/A	3,169,759	8,120,341	191.13	141.88	765	1,508
2022	1,748,249	28,762,436	N/A	N/A	2,329,091	4,209,545	138.66	132.89	469	1,276
2021	17,189,000	27,690,521	7,235,606	(8,426,878)	4,708,450	5,656,805	111.67	113.22	258	1,135

See “Attachment C—Calculation of Financial Measures” for the reconciliations to the most directly comparable GAAP (accounting principles generally accepted in the United States of America) measures and management’s rationale for the non-GAAP financial measures used.

Notes to Pay versus Performance Table
Column(s)
(b1)—(c2)	John C. Plant and Tolga I. Oal were co-CEOs of Howmet Aerospace in 2021 until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.
(d)—(e)
Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2025, the Other NEOs are Patrick J. Winterlich, Kenneth J. Giacobbe, Neil E. Marchuk, Michael N. Chanatry and Lola F. Lin

▪
For 2021-2024, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.

(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be included.

(f)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.

(i)	Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2025 Most Important Measures shown below, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to the Company’s performance.
The adjustments made to the amounts reported in the SCT to determine CAP are shown in the tables below.
PEO—John C. Plant
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2025	70,547,718	(62,100,218)	N/A	91,459,840	34,886,613	0	134,793,953
2024	22,377,036	(14,100,036)	N/A	38,212,947	N/A	0	46,489,947
2023	7,344,588	0	N/A	0	7,355,000	10,964,447	25,664,035
2022	1,748,249	0	N/A	0	24,979,737	2,034,450	28,762,436
2021	17,189,000	(15,445,000)	N/A	15,915,000	7,616,362	2,415,160	27,690,521
Former PEO—Tolga I. Oal
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2022-2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	7,235,606	(3,700,013)	N/A	0	(12,092,669)	130,199	(8,426,878)
Average of Other NEOs
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2025	2,911,867	(1,376,103)	(5,255)	2,425,108	4,593,785	2,172,876	10,722,278
2024	4,827,575	(2,911,331)	(2,966)	5,710,517	6,454,570	3,189,306	17,267,671
2023	3,169,759	(1,337,539)	(22,237)	2,297,138	3,523,476	489,744	8,120,341
2022	2,329,091	(1,237,539)	N/A	1,386,179	1,585,197	146,617	4,209,545
2021	4,708,450	(3,634,036)	N/A	3,800,011	722,058	60,322	5,656,805

(i)
SCT Total includes salary, annual cash incentive, the present value of equity grants as of the grant date, the change in pension value, and all other compensation.

(ii)
Deductions from SCT Total is the grant date fair value of equity awards granted in each year and any amounts reported in the Change in Pension Value column of the SCT

(iii)
Additions to the SCT Total is the value of equity calculated in accordance with the SEC methodology for determining CAP as described above. Mr. Oal’s large negative number in 2021 is due to his termination in October 2021 and associated forfeiture of all of his outstanding equity awards.

(iv)
Despite the excellent stock price performance in 2025, the average CAP for Other NEOs is lower because Ms. Lin voluntarily resigned in 2025 and her outstanding equity was cancelled, which resulted in a negative 2025 CAP for her of -$5,592,520.

Company Selected Measure Name	Adjusted EBITDA excluding special items
Named Executive Officers, Footnote	(b1)—(c2) John C. Plant and Tolga I. Oal were co-CEOs of Howmet Aerospace in 2021 until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.
(d)—(e)

Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2025, the Other NEOs are Patrick J. Winterlich, Kenneth J. Giacobbe, Neil E. Marchuk, Michael N. Chanatry and Lola F. Lin

▪
	For 2021-2024, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.
Peer Group Issuers, Footnote	(f) Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.
Adjustment To PEO Compensation, Footnote	(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

 The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be includedThe adjustments made to the amounts reported in the SCT to determine CAP are shown in the tables below.
PEO—John C. Plant
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2025	70,547,718	(62,100,218)	N/A	91,459,840	34,886,613	0	134,793,953
2024	22,377,036	(14,100,036)	N/A	38,212,947	N/A	0	46,489,947
2023	7,344,588	0	N/A	0	7,355,000	10,964,447	25,664,035
2022	1,748,249	0	N/A	0	24,979,737	2,034,450	28,762,436
2021	17,189,000	(15,445,000)	N/A	15,915,000	7,616,362	2,415,160	27,690,521
Former PEO—Tolga I. Oal
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2022-2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	7,235,606	(3,700,013)	N/A	0	(12,092,669)	130,199	(8,426,878)
(i)
SCT Total includes salary, annual cash incentive, the present value of equity grants as of the grant date, the change in pension value, and all other compensation.

(ii)
Deductions from SCT Total is the grant date fair value of equity awards granted in each year and any amounts reported in the Change in Pension Value column of the SCT

(iii)
Additions to the SCT Total is the value of equity calculated in accordance with the SEC methodology for determining CAP as described above. Mr. Oal’s large negative number in 2021 is due to his termination in October 2021 and associated forfeiture of all of his outstanding equity awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,911,867	$ 4,827,575	$ 3,169,759	$ 2,329,091	$ 4,708,450
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,722,278	17,267,671	8,120,341	4,209,545	5,656,805
Adjustment to Non-PEO NEO Compensation Footnote	(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

 The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be included
Average of Other NEOs
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2025	2,911,867	(1,376,103)	(5,255)	2,425,108	4,593,785	2,172,876	10,722,278
2024	4,827,575	(2,911,331)	(2,966)	5,710,517	6,454,570	3,189,306	17,267,671
2023	3,169,759	(1,337,539)	(22,237)	2,297,138	3,523,476	489,744	8,120,341
2022	2,329,091	(1,237,539)	N/A	1,386,179	1,585,197	146,617	4,209,545
2021	4,708,450	(3,634,036)	N/A	3,800,011	722,058	60,322	5,656,805
(i)
SCT Total includes salary, annual cash incentive, the present value of equity grants as of the grant date, the change in pension value, and all other compensation.

(ii)
Deductions from SCT Total is the grant date fair value of equity awards granted in each year and any amounts reported in the Change in Pension Value column of the SCT
(iv)
Despite the excellent stock price performance in 2025, the average CAP for Other NEOs is lower because Ms. Lin voluntarily resigned in 2025 and her outstanding equity was cancelled, which resulted in a negative 2025 CAP for her of -$5,592,520.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Performance Metrics
The financial metrics listed below are used in the Company’s annual cash incentive compensation plan and long-term incentive compensation plan and are the key drivers to compensation actually paid to executives.
In 2025, the financial metrics used in the annual cash incentive compensation plan determine 80% of the plan result. The remaining 20% is based on strategic goals. The compensation paid to executive is dependent upon:
1.
The performance against targets set for each of the financial metrics

2.
The performance against strategic goals

3.
Individual performance factors

In 2025, the metrics used in the long-term incentive compensation plan included internal financial metrics and relative TSR to determine the number of PRSUs earned. The compensation paid to executives depends upon:
1.
The performance against the targets set for each of the financial metrics

2.
The relative TSR performance against the PRSU Peer Group

3.
The increase (or decrease) in the stock price from the date of grant to the date of vesting

Metric	Used in Annual Incentive Compensation Plan	Used in Long-Term Incentive Compensation Plan
Adjusted EBITDA Margin excluding special items	For the 2021 performance year	For PRSU awards granted in 2021-2022
Adjusted EBITDA excluding special items	For the 2022 and 2023 performance years	For PRSU awards granted in 2023-2025
Adjusted Free Cash Flow	For all performance years from 2021-2025	Not used
Adjusted Earnings per Share excluding special items	Not Used	For PRSU awards granted in 2022-2025

Total Shareholder Return Amount	$ 728.18	387.42	191.13	138.66	111.67
Peer Group Total Shareholder Return Amount	230.45	162.31	141.88	132.89	113.22
Net Income (Loss)	$ 1,508,000,000	$ 1,155,000,000	$ 765,000,000	$ 469,000,000	$ 258,000,000
Company Selected Measure Amount	2,416,000,000	1,914,000,000	1,508,000,000	1,276,000,000	1,135,000,000
PEO Name	John C. Plant
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin excluding special items
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA excluding special items
Non-GAAP Measure Description	(i) Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2025 Most Important Measures shown below, which, in the Company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to the Company’s performance.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share excluding special items
John Plant [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 70,547,718	$ 22,377,036	$ 7,344,588	$ 1,748,249	$ 17,189,000
PEO Actually Paid Compensation Amount	134,793,953	46,489,947	25,664,035	28,762,436	27,690,521
Tolga Oal {Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					7,235,606
PEO Actually Paid Compensation Amount					(8,426,878)
Ms. Lin [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount	(5,592,520)
PEO | John Plant [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,100,218)	(14,100,036)	0	0	(15,445,000)
PEO | John Plant [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,459,840	38,212,947	0	0	15,915,000
PEO | John Plant [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,886,613		7,355,000	24,979,737	7,616,362
PEO | John Plant [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	10,964,447	2,034,450	2,415,160
PEO | Tolga Oal {Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,700,013)
PEO | Tolga Oal {Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tolga Oal {Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,092,669)
PEO | Tolga Oal {Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					130,199
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,255)	(2,966)	(22,237)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,376,103)	(2,911,331)	(1,337,539)	(1,237,539)	(3,634,036)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,425,108	5,710,517	2,297,138	1,386,179	3,800,011
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,593,785	6,454,570	3,523,476	1,585,197	722,058
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,172,876	$ 3,189,306	$ 489,744	$ 146,617	$ 60,322